Fair Value Measurements (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Assets
Restricted cash	$ 421,170
Liabilities
Derivative liabilities	1,281
Book Value
Assets
Cash and cash equivalents, including Restricted cash	1,007,519
Notes receivable	51,558
Total	1,059,077
Liabilities
Debt financings	24,568,509
Derivative liabilities	1,281
Guarantees	133,500
Total	24,703,290
Fair Value
Assets
Cash and cash equivalents, including Restricted cash	1,007,519
Notes receivable	51,558
Total	1,059,077
Liabilities
Debt financings	24,443,579
Derivative liabilities	1,281
Guarantees	131,814
Total	24,576,674
Fair Value | Level 1
Assets
Cash and cash equivalents, including Restricted cash	1,007,519
Total	1,007,519
Restricted cash	421,200
Fair Value | Level 2
Assets
Notes receivable	51,558
Total	51,558
Liabilities
Debt financings	24,443,579
Derivative liabilities	1,281
Total	24,444,860
Fair Value | Level 3
Liabilities
Guarantees	131,814
Total	$ 131,814